Segmented Information - Segmented Revenue by Revenue Type (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jul. 31, 2026	Jul. 31, 2025	Jul. 31, 2026	Jul. 31, 2025
Segmented Information
REVENUES	$ 201,108	$ 179,815	$ 394,729	$ 348,554
Services
Segmented Information
REVENUES	188,616	166,773	369,095	323,379
Professional services and other
Segmented Information
REVENUES	12,391	12,825	23,900	24,618
License
Segmented Information
REVENUES	$ 101	$ 217	$ 1,734	$ 557